Related Parties and Others - Details of Significant Cash Transactions of Loans and Collection of Loans Occurred in Normal Course of Business with Related Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [Line Items]
Beginning balance	₩ 3,850	₩ 2,966
Increase		2,000
Decrease		1,116
Ending balance		3,850
InveniaCoLtdAnd YasCoLtdMember [member]
Disclosure of transactions between related parties [Line Items]
Beginning balance	2,750
Decrease	750
Ending balance	2,000	2,750
New Optics Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Beginning balance	875	1,000
Decrease		125
Ending balance		875
INVENIA Co., Ltd. (LIG INVENIA Co., Ltd.) [member]
Disclosure of transactions between related parties [Line Items]
Beginning balance	2,375	833
Increase		2,000
Decrease		458
Ending balance		2,375
INVENIA Co., Ltd. (LIG INVENIA Co., Ltd.) [member] | InveniaCoLtdAnd YasCoLtdMember [member]
Disclosure of transactions between related parties [Line Items]
Beginning balance	2,375
Decrease	375
Ending balance	2,000	2,375
Narenanotech corporation [member]
Disclosure of transactions between related parties [Line Items]
Beginning balance	225	300
Decrease		75
Ending balance		225
YAS Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Beginning balance	375	833
Decrease		458
Ending balance		375
YAS Co., Ltd. [member] | InveniaCoLtdAnd YasCoLtdMember [member]
Disclosure of transactions between related parties [Line Items]
Beginning balance	375
Decrease	₩ 375
Ending balance		₩ 375